Leases - Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ 21,402	$ 13,462
Lease Liabilities
Current	10,890	7,442
Non-current	11,457	5,801
Total lease liabilities	22,347	13,243
Production facilities and machinery [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	14,806	8,785
Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	6,596	4,677
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ 21,402	$ 13,462	$ 14,610	$ 14,610
Lease Liabilities
Current			7,967
Non-current			6,643
Total lease liabilities			14,610
IFRS 16 | Production facilities and machinery [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets			9,398
IFRS 16 | Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets			$ 5,212